Employee Plans (Components Of Net Periodic Benefit (Income) Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost
Interest cost	264.0	276.4	285.0
Expected return on plan assets	(337.4)	(365.0)	(384.7)
Amortization of prior service cost	0.7	0.7	0.7
Recognized net actuarial loss	78.5	54.3	74.3
Net periodic benefit cost (income)	5.8	(33.6)	(24.7)
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	10.7	14.5	11.9
Interest cost	126.4	119.7	113.2
Expected return on plan assets	(135.3)	(129.5)	(128.2)
Amortization of prior service cost	(0.1)
Recognized net actuarial loss	26.8	26.0	4.2
Net periodic benefit cost (income)	28.5	30.7	1.1
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.4	0.4	0.1
Interest cost	10.0	10.7	11.5
Expected return on plan assets	(0.5)	(0.5)	(0.5)
Amortization of prior service cost	1.8	1.4	1.5
Recognized net actuarial loss	4.2	3.7	2.9
Net periodic benefit cost (income)	$ 15.9	$ 15.7	$ 15.5